CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 350,000
Net decrease in net assets before preferred distributions resulting from operations		$ (119,760,000)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of loan origination and exit fees	(254,000)
Purchases of long term investments		(5,757,000)
Proceeds from sales of long term investments		4,900,000
Net sales of short term investments		3,099,000
Changes in operating assets and liabilities:
Accrued interest receivable and interest advances	(436,000)
Prepaid expenses and other assets	217,000
Accounts payable, accrued liabilities and deposits	(1,815,000)
Due to related persons	553,000
Dividends and interest receivable and other assets		524,000
Receivable for securities sold		(1,849,000)
Prepaid expenses		28,000
Interest payable		(55,000)
Payable for securities purchased		(10,000)
Advisory fee payable		(63,000)
Compliance and internal audit costs payable		34,000
Administrative fee payable		(20,000)
Accrued expenses and other liabilities		38,000
Net unrealized losses on investments		123,346,000
Net realized gain on investments and foreign currency transactions		(915,000)
Net cash used in operating activities	(1,385,000)	3,540,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Origination of loans held for investment	(54,840,000)
Additional funding of loans held for investment	(204,000)
Net cash used in investing activities	(55,044,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred financing costs	(76,000)
Distributions paid to preferred shareholders		(130,000)
Distributions paid to common shareholders		(3,367,000)
Net cash used in financing activities	(76,000)	(3,497,000)
Decrease in cash, cash equivalents and restricted cash	(56,505,000)	43,000
Cash, cash equivalents and restricted cash at beginning of period	103,564,000	7,000
Cash, cash equivalents and restricted cash at end of period	47,059,000	50,000
SUPPLEMENTAL DISCLOSURES:
Income taxes paid	1,830,000
Cash paid for interest and fees on borrowings		609,000
Cash and cash equivalents	46,839,000
Restricted cash	220,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows	$ 47,059,000	$ 50,000